Performance Management	May 01, 2026
Paradigm Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and 10 years compare with those of a broad measure of market performance (the S&P 500 Index) and an additional index with characteristics relevant to the Fund (the Russell 2000 Value Index). The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.paradigm-funds.com or by calling 1-800-595-3044. The bar chart shows calendar year total returns for the Fund for each of the last 10 years.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and 10 years compare with those of a broad measure of market performance (the S&P 500 Index) and an additional index with characteristics relevant to the Fund (the Russell 2000 Value Index).
Bar Chart Closing [Text Block]
Best Quarter (December 31, 2020) +33.41%	Worst Quarter (March 31, 2020) -32.30%

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.paradigm-funds.com
Performance Availability Phone [Text]	1-800-595-3044
Paradigm Value Fund | Paradigm Value Fund Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	33.41%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(32.30%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Paradigm Select Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and 10 years compare with those of a broad measure of market performance (the S&P 500 Index) and an additional index with characteristics relevant to the Fund (the Russell 2500 Index). The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.paradigm-funds.com or by calling 1-800-595-3044. The bar chart shows calendar year total returns for the Fund for each of the last 10 years.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and 10 years compare with those of a broad measure of market performance (the S&P 500 Index) and an additional index with characteristics relevant to the Fund (the Russell 2500 Index).
Bar Chart Closing [Text Block]
Best Quarter (June 30, 2020) +30.35%	Worst Quarter (March 31, 2020) -28.82%

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.paradigm-funds.com
Performance Availability Phone [Text]	1-800-595-3044
Paradigm Select Fund | Paradigm Select Fund Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	30.35%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(28.82%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Paradigm Micro-Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and 10 years compare with those of a broad measure of market performance (the S&P 500 Index) and an additional index with characteristics relevant to the Fund (the Russell Microcap Index). The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.paradigm-funds.com or by calling 1-800-595-3044. The bar chart shows calendar year total returns for the Fund for each of the last 10 years.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and 10 years compare with those of a broad measure of market performance (the S&P 500 Index) and an additional index with characteristics relevant to the Fund (the Russell Microcap Index).
Bar Chart Closing [Text Block]
Best Quarter (December 31, 2020) +40.18%	Worst Quarter (March 31, 2020) -29.21%

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.paradigm-funds.com
Performance Availability Phone [Text]	1-800-595-3044
Paradigm Micro-Cap Fund | Paradigm Micro-Cap Fund Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	40.18%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(29.21%)
Lowest Quarterly Return, Date	Mar. 31, 2020